Concentration and Risks	12 Months Ended
Dec. 31, 2011
Concentration and Risks [Abstract]
Concentration and Risks

3. CONCENTRATION AND RISKS

a) Credit risks

Financial instruments that potentially expose the Group to concentrations of credit risk primarily consist of cash and cash equivalents, term deposits, available-for-sale investments, accounts receivables and other receivables. As of December 31, 2010 and 2011, a majority of the Group’s cash and cash equivalents and term deposits were held by financial institutions located in the PRC that management believes are of high-credit ratings and quality.

b) Concentration of risks

The Group collects premium mobile Internet services revenues from end users through wireless carriers, SPs and independent distributors. The top 10 of these intermediaries accounted for 91%, 87% and 93% of the total net revenues for the years ended December 31, 2009, 2010 and 2011, respectively.

The following table summarizes the percentage of the Group’s revenues from Tianjin Yidatong Technology Development Co., Ltd. (“Yidatong”), wireless carriers, other SPs or independent distributors with over 10% of total net revenues:

	For the Years Ended December 31,
	2009	2010	2011
Yidatong	20%	21%	26%
A	48%	10%	1%
D	2%	10%	13%
F	0%	10%	10%

The following table summarizes the percentage of the Group’s accounts receivables due from Yidatong, wireless carriers, other SPs or independent distributors with over 10% of total accounts receivables:

	As of December 31,
	2010	2011
Yidatong	19%	20%
C	11%	4%
D	14%	23%
E	11%	12%

c) Foreign currency risk

The Group conducts its business in both the PRC and overseas. A majority of the Group’s operating transactions are denominated in RMB and a significant portion of the Group’s assets and liabilities is denominated in RMB. RMB is not freely convertible into foreign currencies. The value of the RMB is subject to changes based on the PRC central government policies and to international economic and political developments. In the PRC, certain foreign exchange transactions are required by law to be transacted only by authorized financial institutions at exchange rates set by the People’s Bank of China (“PBOC”). Remittances in currencies other than RMB by the companies in China must be processed through PBOC or other China foreign exchange regulatory bodies which require certain supporting documentation in order to affect the remittance.

d) PRC Regulations

The Chinese market in which the Group operates exposes the Company to certain macro-economic and regulatory risks and uncertainties. These uncertainties extend to the ability of the Group to provide mobile Internet services through contractual arrangements in the PRC since this industry remains highly regulated. The Chinese government may issue from time to time new laws or new interpretations on existing laws to regulate this industry. Regulatory risk also encompasses the interpretation by the tax authorities of current tax laws, the status of properties leased for our operations and the Group’s legal structure and scope of operations in the PRC, which could be subject to further restrictions resulting in limitations on the Company’s ability to conduct business in the PRC.

The relevant regulatory authorities would have broad discretion in interpreting applicable laws and regulations. If the PRC government determines that the Group does not comply with applicable laws and regulations, it could revoke the Group’s business and operating licenses, require the Group to discontinue or restrict its operations, restrict its right to collect revenues, block its website, impose additional conditions or requirements with which the Group may not be able to comply, or take other regulatory or enforcement actions against the Group that could be harmful to its business. The PRC government may also require the Group to restructure the Group’s operations entirely if it considers that its contractual arrangements do not comply with applicable laws and regulations. It is unclear how a restructuring could impact the Group’s business and operating results, as the PRC government is yet to find any such contractual arrangements to be in non-compliance. However, any such restructuring may cause significant disruption to the Group’s business operations. In addition, if the imposition of any of these penalties causes the Company to lose the rights to direct the activities of the VIE and its subsidiary or the right to receive their economic benefits, this may result in the Group being unable to control, and hence unable to consolidate, the VIE and its subsidiary.